History and Organization (Details)	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
History and Organization
Par value per share	$ 0.1		$ 0.1
Common stock conversion ratio	0.17704366
Provident Class A Ordinary Shares
History and Organization
Par value per share	$ 0.0001
Provident Class B Ordinary Shares
History and Organization
Par value per share	0.0001
Perfect Class A Ordinary Shares
History and Organization
Par value per share	0.1	$ 0.1
Number of Perfect Class A ordinary share issued upon requested redemption of each Provident share	0.1
Perfect Class B Ordinary Shares
History and Organization
Par value per share	0.1	$ 0.1
Number of Perfect Class A ordinary share issued upon requested redemption of each Provident share	0.1
Perfect common share
History and Organization
Par value per share	$ 0.1